SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Property, Plant, and Equipment [Abstract]
Office equipment, at cost	$ 173,860	$ 22,290	$ 162,327
Less: accumulated depreciation	(149,696)	(19,192)	(132,470)
Property and equipment, net	$ 24,164	$ 3,098	$ 29,857